Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash	$ 148,070	$ 53,894
Short-term bank deposits		29,720
Cash and cash equivalents	$ 148,070	$ 83,614	$ 41,604